ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Reclamation provision (Details)	12 Months Ended
Dec. 31, 2022 CAD ($)
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Additions to reclamation provision	$ 1,411,293
Balance end of year	$ 1,411,293